N-4	Apr. 11, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
Entity Central Index Key	0001298892
Entity Investment Company Type	N-4
Document Period End Date	Apr. 11, 2023
Amendment Flag	false
Brighthouse Retirement Perspectives (BRP)
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
Your Contract will specify whether a surrender charge or a contingent deferred sales charge (“CDSC”) applies to amounts withdrawn from the
Contract.
For Contracts issued on or after May 24, 2005. If You withdraw money during the first 5Contract Years, You may be assessed a surrender charge of up to 5%, as a percentage of the amount withdrawn.
For Contracts issued before May 24, 2005. If You withdraw money during the first 8 Contract Years, You may be assessed a surrender charge of up to
5%, as a percentage of the amount withdrawn. Alternatively, Your Contract may provide for a CDSC of 5.5%, as percentage of each Purchase Payment, withdrawn for a period of five years from the date the Purchase Payment was made.
For example, if You invest $100,000 in the Contract and make an early withdrawal, You could pay a surrender charge of up to $5,000 or a CDSC of
$5,500.
Fee Table and Examples Charges and Deductions – Surrender Charge/Contingent Deferred Sales Charge
Transaction Charges
In addition to charges for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments, loan initiation fees, and installation charges for Plans with small Participant accounts.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges and Deductions Appendix A: Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.53%	1.53%
	Investment options (Portfolio Company fees and expenses)[2]	0.28%	1.44%
1 As a percentage of average daily net assets of the Separate Account. This charge also includes the Semi-Annual Administrative Charge.
2 As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,650	Highest Annual Cost $2,550
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
Your Contract will specify whether a surrender charge or a contingent deferred sales charge (“CDSC”) applies to amounts withdrawn from the
Contract.
For Contracts issued on or after May 24, 2005. If You withdraw money during the first 5Contract Years, You may be assessed a surrender charge of up to 5%, as a percentage of the amount withdrawn.
For Contracts issued before May 24, 2005. If You withdraw money during the first 8 Contract Years, You may be assessed a surrender charge of up to
5%, as a percentage of the amount withdrawn. Alternatively, Your Contract may provide for a CDSC of 5.5%, as percentage of each Purchase Payment, withdrawn for a period of five years from the date the Purchase Payment was made.
For example, if You invest $100,000 in the Contract and make an early withdrawal, You could pay a surrender charge of up to $5,000 or a CDSC of
$5,500.
Fee Table and Examples Charges and Deductions – Surrender Charge/Contingent Deferred Sales Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Transaction Charges
In addition to charges for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments, loan initiation fees, and installation charges for Plans with small Participant accounts.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges and Deductions Appendix A: Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.53%	1.53%
	Investment options (Portfolio Company fees and expenses)[2]	0.28%	1.44%
1 As a percentage of average daily net assets of the Separate Account. This charge also includes the Semi-Annual Administrative Charge.
2 As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,650	Highest Annual Cost $2,550
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.53%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.53%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily net assets of the Separate Account. This charge also includes the Semi-Annual Administrative Charge.
Investment Options (of Other Amount) Minimum [Percent]	0.28%
Investment Options (of Other Amount) Maximum [Percent]	1.44%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
Lowest Annual Cost [Dollars]	$ 1,650
Highest Annual Cost [Dollars]	$ 2,550
Risks [Table Text Block]
	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Surrender charges or a CDSC may apply for the first 5 years or 8 years of the Contract. Surrender charges or a CDSC will reduce the value of Your
Contract if You withdraw money during that time period.
•The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g.,Underlying Funds).
•Each investment option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available Underlying Funds and the prospectus disclosure for the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about
Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at (888) 243-1968.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Currently, We allow unlimited transfers without charge among investment options during the Accumulation Period. However, We reserve the right to impose a charge for transfers in excess of 12 per year.•We reserve the right to limit the number of transfers in circumstances of frequent or large transfers.•Transfers to and from the Fixed Account are subject to special limitations.•We reserve the right to remove or substitute the Underlying Funds that are available as investment options under the Contract.•If You participate through a retirement Plan, your Plan may limit your Funding Options.
Optional Benefit Restrictions [Text Block]	You must select a specific Annuity option to exercise the Variable Liquidity Benefit during the Annuity Period.• We may stop offering this optional benefit at any time for new sales.•The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If You purchase the Contract through a tax-qualified plan or individual retirement account, You do not get any additional tax benefit.•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if You take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling this Contract in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence an investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance contract, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange a contract You already own if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own Your existing contract.
Item 4. Fee Table [Text Block]	Fee Table and Examples
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering, or making withdrawals from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have selected. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.Transaction Expenses
Surrender Charge(1), (2), (3)	5%
(as a percentage of amount surrendered)
Contingent Deferred Sales Charge (“CDSC”)(3)
(only Contracts issued prior to May 24, 2005) (as a percentage of Purchase Payments wihtdrawn)
If withdrawn within 5 years after the Purchase Payment is made	5.50%
If withdrawn 5 or more years after the Purchase Payment is made	0.00%
Account Reduction Loan Initiation Fee	$75
Installation Charge(4)	$1,000
(one-time charge applicable to allocated Contracts that has an average per Participant balance of less than $5,000 as of the effective date of the Contract)
(1)For Contracts issued on or after May 24, 2005, the surrender charge will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge. If the expected level of aggregate Contract assets during the first Contract Yearis less than $1,000,000, the surrender charge declines to zero after the end of the 5th Contact Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	1 years	5%
1 years	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5 + years		0%
(2)For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Contract Year		Surrender Charge
Greater than or Equal to	But less than
0 years	2 years	5%
2 years	4 years	4%
4 years	6 years	3%
6 years	8 years	2%
8 + years		0%
(3)A Contract will have either a surrender charge or a CDSC, depending on the issue date.(4)The Installation Charge is generally paid by the Plan sponsor, who may or may not allocate it among Participant accounts.The next tables describe the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Annual Contract Expenses
Administrative Expenses (1)	$15
(per Participant individual Account) (allocated Contracts only)
Base Contract Charge(2), (3)
(as a percentage of the average daily net assets of the Separate Account)
Aggregate Contract Assets	Base Contract Charge
$0 — $249,999.99	1.50%
$250,000 — $999,999.99	1.30%
$1,000,000 — $2,999,999.99	1.05%
$3,000,000 and over	0.80%
(1)We call this fee the “Semi-Annual Administrative Charge” in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.(2)We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.(3)The daily asset charge will depend on the aggregate Contract assets during the first Contract Year, as determined by the Company.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.44%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	For Contracts issued on or after May 24, 2005, the surrender charge will depend on the expected level of aggregate Contract assets during the first Contract Year, as determined by the Company. If the expected level of aggregate Contract assets during the first Contract Year is greater than or equal to $1,000,000, there will be no surrender charge. If the expected level of aggregate Contract assets during the first Contract Yearis less than $1,000,000, the surrender charge declines to zero after the end of the 5th Contact Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:(2)For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8thContract Year. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first eight years. Starting at year nine, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:(3)A Contract will have either a surrender charge or a CDSC, depending on the issue date.
Other Transaction Fee, Maximum [Dollars]	$ 1,000
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The Installation Charge is generally paid by the Plan sponsor, who may or may not allocate it among Participant accounts.
Administrative Expense, Current [Dollars]	$ 15
Administrative Expense, Footnotes [Text Block]	We call this fee the “Semi-Annual Administrative Charge” in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.50%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.80%
Base Contract Expense, Footnotes [Text Block]	We call this the “daily asset charge” or "mortality and expense risk charge" in Your Contract as well as in other places in the prospectus. We will waive a portion of this charge in connection with investments in certain Subaccounts. See the “Charges and Deductions” section of the prospectus under the sub-heading "Mortality and Expense Risk Charge”.(3)The daily asset charge will depend on the aggregate Contract assets during the first Contract Year, as determined by the Company.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.44%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	1.44%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,880
Surrender Expense, 1 Year, Minimum [Dollars]	6,780
Surrender Expense, 3 Years, Maximum [Dollars]	11,826
Surrender Expense, 3 Years, Minimum [Dollars]	8,515
Surrender Expense, 5 Years, Maximum [Dollars]	16,026
Surrender Expense, 5 Years, Minimum [Dollars]	10,493
Surrender Expense, 10 Years, Maximum [Dollars]	31,712
Surrender Expense, 10 Years, Minimum [Dollars]	20,616
Annuitized Expense, 1 Year, Maximum [Dollars]	2,880
Annuitized Expense, 1 Year, Minimum [Dollars]	1,780
Annuitized Expense, 3 Years, Maximum [Dollars]	8,826
Annuitized Expense, 3 Years, Minimum [Dollars]	5,515
Annuitized Expense, 5 Years, Maximum [Dollars]	15,026
Annuitized Expense, 5 Years, Minimum [Dollars]	9,493
Annuitized Expense, 10 Years, Maximum [Dollars]	31,712
Annuitized Expense, 10 Years, Minimum [Dollars]	20,616
No Surrender Expense, 1 Year, Maximum [Dollars]	2,880
No Surrender Expense, 1 Year, Minimum [Dollars]	1,780
No Surrender Expense, 3 Years, Maximum [Dollars]	8,826
No Surrender Expense, 3 Years, Minimum [Dollars]	5,515
No Surrender Expense, 5 Years, Maximum [Dollars]	15,026
No Surrender Expense, 5 Years, Minimum [Dollars]	9,493
No Surrender Expense, 10 Years, Maximum [Dollars]	31,712
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,616
Item 5. Principal Risks [Table Text Block]

Principal Risks of Investing in the Contract

Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for You. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss Your insurance needs and financial objectives with Your financial representative.

Investment Risk. You bear the risk of any decline in the value of Your Contract resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option's Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.

Insurance Company Risk. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract.

Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.

Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.

Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a "cyber-attack"). Despite these protocols, a cyber-attack could have a material, negative impact on Us and the Separate Account, as well as individual Owners and their Contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for Us. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect Our ability to conduct business, in particular if Our employees or the employees of Our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to Our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Underlying Funds will avoid losses affecting Your Contract due to cyber-attacks, disruptions or failures in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.

COVID-19 and Market Conditions. The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and deaths. At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional "waves" or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.

Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and Your individual circumstances (e.g., Your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with Your financial representative about how the COVID-19 pandemic and the recent market conditions may impact Your future investment decisions related to the Contract, such as purchasing the Contract or making subsequent Purchase Payments, transfers, or withdrawals, based on Your individual circumstances.

Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
•Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
•Withdrawals may
significantly reduce the
benefit
•May not be available
under an unallocated
Contract

Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
•Available only during the
Accumulation Period
•Must have a minimum
total Contract Value of
$5,000 to enroll
•Minimum transfer
amount is $400
•Fixed Account Value
must not be depleted in
less than 12 months from
date of enrollment
•May only have one DCA
program in place at one
time

Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
•Each payment must be at
least $50
•Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
•Must have a minimum
total Cash Value of
$5,000 to enroll
•Must provide at least
30 days’ notice to
change instructions
•Upon 30-day written
notice, We may
discontinue this feature
at any time.
•We reserve the right to
charge a processing fee
in the future (if We do
so, We will inform You in
writing 30 days in
advance)

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	•Only offered in connection with a specific Annuity option that includes payments for a fixed period •Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Each of these benefits are discussed more fully, as follows: the Death Benefit is discussed in the prospectus section entitled “Death Benefit;” the Dollar Cost Averaging program is discussed in the prospectus section entitled “Transfers;” the Systematic Withdrawal Program is discussed in the prospectus section entitled “Access to Your Money;” and the Variable Liquidity Benefit is discussed in the prospectus section entitled “The Annuity Period.” The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
•Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
•Withdrawals may
significantly reduce the
benefit
•May not be available
under an unallocated
Contract

Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
•Available only during the
Accumulation Period
•Must have a minimum
total Contract Value of
$5,000 to enroll
•Minimum transfer
amount is $400
•Fixed Account Value
must not be depleted in
less than 12 months from
date of enrollment
•May only have one DCA
program in place at one
time

Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
•Each payment must be at
least $50
•Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
•Must have a minimum
total Cash Value of
$5,000 to enroll
•Must provide at least
30 days’ notice to
change instructions
•Upon 30-day written
notice, We may
discontinue this feature
at any time.
•We reserve the right to
charge a processing fee
in the future (if We do
so, We will inform You in
writing 30 days in
advance)

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	•Only offered in connection with a specific Annuity option that includes payments for a fixed period •Withdrawals may significantly reduce or eliminate remaining Annuity Payments

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions /Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A
Underlying Funds Available Under the Contract The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF123. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the Underlying Funds available to You. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.66%	-24.74%	7.06%	10.15%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	-16.76%	4.29%	6.85%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	-18.52%	5.17%	8.43%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.93%	-14.63%	3.48%	5.54%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Financial Management, Inc.	0.64%	-10.17%	2.75%	4.45%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.98%	-20.15%	5.16%	8.67%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.08%	-13.09%	4.44%	8.79%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:abrdn Investments Limited	0.94%	-25.58%	-1.19%	0.43%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser:Wellington Management Company LLP	0.69%	-19.12%	8.67%	12.29%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:CBRE Investment Management Listed Real Assets LLC	0.64%	-24.71%	2.06%	3.77%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Harris Associates L.P.	0.72%	-15.78%	-1.70%	4.41%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.81%	0.64%	7.92%	10.92%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.73%	-31.79%	2.89%	7.89%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.81%	-35.04%	4.47%	10.10%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:J.P. Morgan Investment Management Inc.	0.75%	-13.21%	4.82%	8.30%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Loomis, Sayles & Company, L.P.	0.57%	-27.86%	5.54%	10.34%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.89%	-17.57%	2.81%	4.75%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:Pacific Investment Management Company LLC	0.77%	-11.60%	2.09%	0.99%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Pacific Investment Management Company LLC	0.74%	-14.56%	-0.22%	0.81%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.78%	-5.15%	7.15%	10.84%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.68%	-5.07%	7.26%	—
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Victory Capital Management Inc.	0.84%	-2.70%	9.85%	10.16%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.38%	-14.15%	0.32%	1.55%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.63%	-37.61%	7.68%	11.66%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.51%	1.28%	0.97%	0.58%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.88%	-12.69%	1.53%	2.71%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.87%	-13.84%	2.58%	4.38%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.90%	-15.33%	3.69%	6.07%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	-17.97%	4.52%	7.53%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:Wellington Management Company LLP	0.52%	-17.08%	5.67%	8.30%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Wellington Management Company LLP	0.61%	-5.08%	11.45%	12.78%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser:Frontier Capital Management Company, LLC	0.80%	-28.21%	6.28%	10.46%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Jennison Associates LLC	0.54%	-38.87%	8.40%	13.05%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:MetLife Investment Management, LLC	0.26%	-18.30%	9.16%	12.28%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.80%	-9.82%	4.98%	7.18%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.56%	-5.98%	7.51%	11.28%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Neuberger Berman Investment Advisers LLC	0.80%	-19.15%	7.70%	10.74%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.82%	-40.67%	4.65%	11.00%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.75%	-22.34%	5.84%	11.07%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Western Asset Management Company LLC	0.55%	-16.66%	0.18%	2.19%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Western Asset Management Company LLC	0.49%	-9.01%	0.19%	0.68%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.85%	-26.49%	8.39%	11.15%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.86%	-14.97%	5.68%	9.69%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2† Franklin Advisers, Inc.	1.09%	-33.69%	7.07%	9.91%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund — Class 2# Templeton Asset Management Ltd. Subadviser:Franklin Templeton Investment Management Limited	1.37%	-21.98%	-1.67%	1.02%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.09%	-7.61%	-1.97%	1.47%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.96%	-16.15%	9.35%	13.10%
Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.	Western Asset Corporate Bond Fund — Class A Legg Mason Partners Fund Advisor, LLC Subadviser:Western Asset Management Company, LLC	0.89%	-16.86%	0.16%	2.29%
Seeks capital appreciation.	ClearBridge Variable Aggressive Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.82%	-26.42%	1.89%	8.49%
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.72%	-12.44%	9.66%	11.80%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.74%	-8.10%	9.45%	11.42%
Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.76%	-32.24%	7.38%	12.77%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	ClearBridge Variable Large Cap Value Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.72%	-6.43%	7.86%	10.53%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers:Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	0.79%	-13.72%	0.61%	2.51%
Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.	1919 Variable Socially Responsive Balanced Fund# 1919 Investment Counsel, LLC	0.89%	-20.94%	7.65%	8.62%
#Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.‡This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fundinvests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.†Not available under all Contracts. Availability depends on Contract issue date.††Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF123. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the Underlying Funds available to You. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.66%	-24.74%	7.06%	10.15%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	-16.76%	4.29%	6.85%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	-18.52%	5.17%	8.43%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.93%	-14.63%	3.48%	5.54%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Financial Management, Inc.	0.64%	-10.17%	2.75%	4.45%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.98%	-20.15%	5.16%	8.67%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.08%	-13.09%	4.44%	8.79%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:abrdn Investments Limited	0.94%	-25.58%	-1.19%	0.43%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser:Wellington Management Company LLP	0.69%	-19.12%	8.67%	12.29%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:CBRE Investment Management Listed Real Assets LLC	0.64%	-24.71%	2.06%	3.77%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Harris Associates L.P.	0.72%	-15.78%	-1.70%	4.41%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.81%	0.64%	7.92%	10.92%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.73%	-31.79%	2.89%	7.89%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.81%	-35.04%	4.47%	10.10%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:J.P. Morgan Investment Management Inc.	0.75%	-13.21%	4.82%	8.30%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Loomis, Sayles & Company, L.P.	0.57%	-27.86%	5.54%	10.34%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.89%	-17.57%	2.81%	4.75%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:Pacific Investment Management Company LLC	0.77%	-11.60%	2.09%	0.99%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Pacific Investment Management Company LLC	0.74%	-14.56%	-0.22%	0.81%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.78%	-5.15%	7.15%	10.84%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.68%	-5.07%	7.26%	—
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Victory Capital Management Inc.	0.84%	-2.70%	9.85%	10.16%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.38%	-14.15%	0.32%	1.55%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.63%	-37.61%	7.68%	11.66%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.51%	1.28%	0.97%	0.58%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.88%	-12.69%	1.53%	2.71%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.87%	-13.84%	2.58%	4.38%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.90%	-15.33%	3.69%	6.07%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	-17.97%	4.52%	7.53%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:Wellington Management Company LLP	0.52%	-17.08%	5.67%	8.30%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Wellington Management Company LLP	0.61%	-5.08%	11.45%	12.78%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser:Frontier Capital Management Company, LLC	0.80%	-28.21%	6.28%	10.46%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Jennison Associates LLC	0.54%	-38.87%	8.40%	13.05%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:MetLife Investment Management, LLC	0.26%	-18.30%	9.16%	12.28%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.80%	-9.82%	4.98%	7.18%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.56%	-5.98%	7.51%	11.28%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Neuberger Berman Investment Advisers LLC	0.80%	-19.15%	7.70%	10.74%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.82%	-40.67%	4.65%	11.00%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.75%	-22.34%	5.84%	11.07%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Western Asset Management Company LLC	0.55%	-16.66%	0.18%	2.19%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Western Asset Management Company LLC	0.49%	-9.01%	0.19%	0.68%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.85%	-26.49%	8.39%	11.15%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.86%	-14.97%	5.68%	9.69%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2† Franklin Advisers, Inc.	1.09%	-33.69%	7.07%	9.91%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund — Class 2# Templeton Asset Management Ltd. Subadviser:Franklin Templeton Investment Management Limited	1.37%	-21.98%	-1.67%	1.02%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.09%	-7.61%	-1.97%	1.47%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.96%	-16.15%	9.35%	13.10%
Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.	Western Asset Corporate Bond Fund — Class A Legg Mason Partners Fund Advisor, LLC Subadviser:Western Asset Management Company, LLC	0.89%	-16.86%	0.16%	2.29%
Seeks capital appreciation.	ClearBridge Variable Aggressive Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.82%	-26.42%	1.89%	8.49%
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.72%	-12.44%	9.66%	11.80%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.74%	-8.10%	9.45%	11.42%
Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.76%	-32.24%	7.38%	12.77%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	ClearBridge Variable Large Cap Value Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.72%	-6.43%	7.86%	10.53%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.80%	-28.85%	8.54%	11.23%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers:Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	0.79%	-13.72%	0.61%	2.51%
Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.	1919 Variable Socially Responsive Balanced Fund# 1919 Investment Counsel, LLC	0.89%	-20.94%	7.65%	8.62%

Portfolio Company Objective [Text Block]	Investment Objectives
Temporary Fee Reductions, Current Expenses [Text Block]	Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
Brighthouse Retirement Perspectives (BRP) | UnsuitableasShortTermSavingsVehicleMember
Prospectus:
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for You. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss Your insurance needs and financial objectives with Your financial representative.
Brighthouse Retirement Perspectives (BRP) | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the value of Your Contract resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Brighthouse Retirement Perspectives (BRP) | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Brighthouse Retirement Perspectives (BRP) | PlanTermsRiskMember
Prospectus:
Principal Risk [Text Block]	Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.
Brighthouse Retirement Perspectives (BRP) | CybersecurityandCertainBusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on Us and the Separate Account, as well as individual Owners and their Contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for Us. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect Our ability to conduct business, in particular if Our employees or the employees of Our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to Our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Underlying Funds will avoid losses affecting Your Contract due to cyber-attacks, disruptions or failures in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
Brighthouse Retirement Perspectives (BRP) | COVID19andMarketConditionsMember
Prospectus:
Principal Risk [Text Block]	COVID-19 and Market Conditions. The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and deaths. At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors. Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and Your individual circumstances (e.g., Your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with Your financial representative about how the COVID-19 pandemic and the recent market conditions may impact Your future investment decisions related to the Contract, such as purchasing the Contract or making subsequent Purchase Payments, transfers, or withdrawals, based on Your individual circumstances.
Brighthouse Retirement Perspectives (BRP) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Brighthouse Retirement Perspectives (BRP) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•Surrender charges or a CDSC may apply for the first 5 years or 8 years of the Contract. Surrender charges or a CDSC will reduce the value of Your Contract if You withdraw money during that time period.•The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Brighthouse Retirement Perspectives (BRP) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g.,Underlying Funds).•Each investment option, including the Fixed Account, has its own unique risks.•You should review the prospectuses for the available and the prospectus disclosure for the Fixed Account before making an investment decision.
Brighthouse Retirement Perspectives (BRP) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at (888) 243-1968.
Principal Risk [Text Block]	Insurance Company Risk. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, our experiencing financial difficulty could impair our ability to fulfill our obligations under the Fixed Account offered under this Contract.
Brighthouse Retirement Perspectives (BRP) | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Brighthouse Retirement Perspectives (BRP) | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Brighthouse Retirement Perspectives (BRP) | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund — Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Brighthouse Retirement Perspectives (BRP) | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.76%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Brighthouse Retirement Perspectives (BRP) | AmericanFundsGrowthAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	American Funds® Growth Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(18.52%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Brighthouse Retirement Perspectives (BRP) | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio — Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(14.63%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Brighthouse Retirement Perspectives (BRP) | BlackRockHighYieldPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(10.17%)
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Brighthouse Retirement Perspectives (BRP) | BrighthouseAssetAllocation100PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(20.15%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Brighthouse Retirement Perspectives (BRP) | BrighthouseSmallCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.79%
Brighthouse Retirement Perspectives (BRP) | BrighthouseabrdnEmergingMarketsEquityPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	abrdn Investments Limited
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(25.58%)
Average Annual Total Returns, 5 Years [Percent]	(1.19%)
Average Annual Total Returns, 10 Years [Percent]	0.43%
Brighthouse Retirement Perspectives (BRP) | BrighthouseWellingtonLargeCapResearchPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(19.12%)
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Brighthouse Retirement Perspectives (BRP) | CBREGlobalRealEstatePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(24.71%)
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Brighthouse Retirement Perspectives (BRP) | HarrisOakmarkInternationalPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(15.78%)
Average Annual Total Returns, 5 Years [Percent]	(1.70%)
Average Annual Total Returns, 10 Years [Percent]	4.41%
Brighthouse Retirement Perspectives (BRP) | InvescoComstockPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	0.64%
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	10.92%
Brighthouse Retirement Perspectives (BRP) | InvescoGlobalEquityPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(31.79%)
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Brighthouse Retirement Perspectives (BRP) | InvescoSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(35.04%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Brighthouse Retirement Perspectives (BRP) | JPMorganSmallCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Brighthouse Retirement Perspectives (BRP) | LoomisSaylesGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(27.86%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Brighthouse Retirement Perspectives (BRP) | MFSResearchInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Brighthouse Retirement Perspectives (BRP) | PIMCOInflationProtectedBondPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(11.60%)
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	0.99%
Brighthouse Retirement Perspectives (BRP) | PIMCOTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(14.56%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.81%
Brighthouse Retirement Perspectives (BRP) | TRowePriceLargeCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(5.15%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Brighthouse Retirement Perspectives (BRP) | TRowePriceLargeCapValuePortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(5.07%)
Average Annual Total Returns, 5 Years [Percent]	7.26%
Brighthouse Retirement Perspectives (BRP) | VictorySycamoreMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return by investing in equity securities of mid-sized companies.
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(2.70%)
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Brighthouse Retirement Perspectives (BRP) | BlackRockBondIncomePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(14.15%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Brighthouse Retirement Perspectives (BRP) | BlackRockCapitalAppreciationPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(37.61%)
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Brighthouse Retirement Perspectives (BRP) | BlackRockUltraShortTermBondPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	1.28%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	0.58%
Brighthouse Retirement Perspectives (BRP) | BrighthouseAssetAllocation20PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with growth of capital as a secondary objective.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	1.53%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Brighthouse Retirement Perspectives (BRP) | BrighthouseAssetAllocation40PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(13.84%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Brighthouse Retirement Perspectives (BRP) | BrighthouseAssetAllocation60PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(15.33%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.07%
Brighthouse Retirement Perspectives (BRP) | BrighthouseAssetAllocation80PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.97%)
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Brighthouse Retirement Perspectives (BRP) | BrighthouseWellingtonBalancedPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with some current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Brighthouse Retirement Perspectives (BRP) | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(5.08%)
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	12.78%
Brighthouse Retirement Perspectives (BRP) | FrontierMidCapGrowthPortfolioClassDMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum capital appreciation.
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio — Class D
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.21%)
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Brighthouse Retirement Perspectives (BRP) | JennisonGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Jennison Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(38.87%)
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	13.05%
Brighthouse Retirement Perspectives (BRP) | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	12.28%
Brighthouse Retirement Perspectives (BRP) | MFSTotalReturnPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a favorable total return through investment in a diversified portfolio.
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio — Class F
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(9.82%)
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Brighthouse Retirement Perspectives (BRP) | MFSValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(5.98%)
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Brighthouse Retirement Perspectives (BRP) | NeubergerBermanGenesisPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return, consisting principally of capital appreciation.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(19.15%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Brighthouse Retirement Perspectives (BRP) | TRowePriceLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(40.67%)
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Brighthouse Retirement Perspectives (BRP) | TRowePriceSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(22.34%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	11.07%
Brighthouse Retirement Perspectives (BRP) | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(16.66%)
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	2.19%
Brighthouse Retirement Perspectives (BRP) | WesternAssetManagementUSGovernmentPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(9.01%)
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	0.68%
Brighthouse Retirement Perspectives (BRP) | ContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Contrafund® Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Brighthouse Retirement Perspectives (BRP) | MidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Brighthouse Retirement Perspectives (BRP) | FranklinSmallMidCapGrowthVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(33.69%)
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Brighthouse Retirement Perspectives (BRP) | TempletonDevelopingMarketsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(21.98%)
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
Brighthouse Retirement Perspectives (BRP) | TempletonForeignVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(7.61%)
Average Annual Total Returns, 5 Years [Percent]	(1.97%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
Brighthouse Retirement Perspectives (BRP) | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Brighthouse Retirement Perspectives (BRP) | WesternAssetCorporateBondFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.
Portfolio Company Name [Text Block]	Western Asset Corporate Bond Fund — Class A
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	2.29%
Brighthouse Retirement Perspectives (BRP) | ClearBridgeVariableAggressiveGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Aggressive Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.42%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Brighthouse Retirement Perspectives (BRP) | ClearBridgeVariableAppreciationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(12.44%)
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Brighthouse Retirement Perspectives (BRP) | ClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(8.10%)
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Brighthouse Retirement Perspectives (BRP) | ClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.24%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Brighthouse Retirement Perspectives (BRP) | ClearBridgeVariableLargeCapValuePortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Value Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(6.43%)
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	10.53%
Brighthouse Retirement Perspectives (BRP) | ClearBridgeVariableSmallCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
Brighthouse Retirement Perspectives (BRP) | WesternAssetVariableGlobalHighYieldBondPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Brighthouse Retirement Perspectives (BRP) | Nineteen19VariableSociallyResponsiveBalancedFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.
Portfolio Company Name [Text Block]	1919 Variable Socially Responsive Balanced Fund
Portfolio Company Adviser [Text Block]	1919 Investment Counsel, LLC
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(20.94%)
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Brighthouse Retirement Perspectives (BRP) | Previously Offered [Member]
Prospectus:
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.50%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	0.00%
Offered Ending [Date]	May 24, 2005
Brighthouse Retirement Perspectives (BRP) | DeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Amount payable depends on multiple factors, such as type of Contract, age at time of death, Contract Value, total Purchase Payments, and prior withdrawals•Withdrawals may significantly reduce the benefit•May not be available under an unallocated Contract
Name of Benefit [Text Block]	Death Benefit
Brighthouse Retirement Perspectives (BRP) | DollarCostAveragingDCAProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Available only during the Accumulation Period•Must have a minimum total Contract Value of $5,000 to enroll•Minimum transfer amount is $400•Fixed Account Value must not be depleted in less than 12 months from date of enrollment•May only have one DCA program in place at one time
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Operation of Benefit [Text Block]	Dollar Cost Averaging Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows the Contract Owner or Participant to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time.All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. Transfers made under the DCA Program will be counted for purposes of determining whether You have reached the 20% limit on the amount that may be transferred out of the Fixed Account in any one year. However, We will allow You to transfer more than 20% out of the Fixed Account if the transfers are pre-authorized transfers made through the DCA Program. Transfers made under the DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a Funding Option, You may still participate in the DCA Program.We will terminate the Participant's participation in the DCA Program upon notification of the Participant's death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.
Brighthouse Retirement Perspectives (BRP) | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows You to receive regular automatic withdrawals from Your Contract
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Each payment must be at least $50•Withdrawals may only be on a monthly, quarterly, semi-annual, or annual basis•Must have a minimum total Cash Value of $5,000 to enroll•Must provide at least 30 days’ notice to change instructions•Upon 30-day written notice, We may discontinue this feature at any time.•We reserve the right to charge a processing fee in the future (if We do so, We will inform You in writing 30 days in advance)Name of BenefitPurposeStandardorOptionalMaximumFeeBrief Description ofRestrictions / Limitations
Name of Benefit [Text Block]	Systematic Withdrawal Program
Operation of Benefit [Text Block]

Systematic Withdrawals

Before the Maturity Date, Participants may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes, sales charge and surrender charge. To elect systematic withdrawals, Participants must have a Cash Value of at least $5,000 and must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which Participants have an interest, unless You or Your designee instruct Us otherwise. Participants may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59½. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

Brighthouse Retirement Perspectives (BRP) | VariableLiquidityBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Name of Benefit [Text Block]	Variable Liquidity Benefit
Purpose of Benefit [Text Block]	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	•Only offered in connection with a specific Annuity option that includes payments for a fixed period•Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Name of Benefit [Text Block]	Variable Liquidity Benefit
Operation of Benefit [Text Block]

Variable Liquidity Benefit

This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

For example, assume 9 years of Annuity Payments have been paid under a Payments for a Fixed Period (without life contingency) option. At the end of the 9th year, the Participant decides to exercise the Variable Liquidity Benefit feature.  Assume the most recent period certain payment prior to the request was $100 a month, then the present value of $100 a month over the remaining 1 year period, assuming an annual effective interest rate of 4.5% (daily net investment factor of 3.50% plus 1%) is $1,176.13.   The Variable Liquidity Benefit payable would be:  $1,176.13 minus 0 (0% withdrawal charge multiplied by $1,176.13) = $1,176.13.

Brighthouse Retirement Perspectives (BRP) | LoansMember
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 75
Brighthouse Retirement Perspectives (BRP) | VariableLiquidityBenefitChargeMember
Prospectus:
Operation of Benefit [Text Block]

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period. This charge compensates us generally for the costs and risks we assume in providing the benefit.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

Please refer to the "Annuity Period" section for a description of this benefit.

Brighthouse Retirement Perspectives (BRP) | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit
Death Benefits Prior to the Maturity Date For allocated Contracts, a death benefit may be provided in the event of death of the Participant subject to the rules described below. For unallocated Contracts, a death benefit is only available with the Company’s approval, and may not be available in all jurisdictions. The Contract provides that in the event the Participant dies before the selected Maturity Date or the Participant’s attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the Participant’s Individual Account or (b) the total Purchase Payments made under that Participant’s Individual Account, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order. If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant’s Individual Account, (or value attributable to the Participant) less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order. When provided, the death benefits calculated for an unallocated Contract are based on the Contract Value attributable to the Participant. Under an unallocated Contract, We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract. The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check, by paying the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under any other settlement options that we may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death, unless subject to postponement as explained below; 2) within five years of the Participant’s date of death; or 3) subject to applicable tax rules, applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two. See “Federal Tax Considerations” for information about federal tax law distribution requirements that apply upon the Participant’s death. If We are notified of Your death before any requested transaction is completed including transactions under a DCA Program, an automatic rebalancing program and systematic withdrawal program), We will cancel the request. As described above, the death benefit will be determined on the Death Report Date.